Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	178,882.77
Total Transaction Valuation	2,056,123,803.14
Total Offset Amount	0.00
Net Fee	$ 178,882.77
Offering Table N/A
Offset Table N/A	N/A